Earnings/(Loss) per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to ordinary shareholders	$ (109,207)	¥ (712,573)	¥ 253,610	¥ 721,619
Denominator:
Weighted average number of ordinary shares outstanding - basic	70,461,455	70,461,455	70,449,524	50,954,061
Earnings/(loss) per share - basic | (per share)	$ (1.55)	¥ (10.11)	¥ 3.60	¥ 10.93
Class A ordinary shares
Numerator:
Net income/(loss) attributable to ordinary shareholders	$ (54,851)	¥ (357,898)	¥ 127,357	¥ 338,385
Allocation of net income attributable to preferred shareholders	0	0	0	(164,830)
Numerator for computing basic earnings per share	$ (54,851)	¥ (357,898)	¥ 127,357	¥ 173,555
Denominator:
Weighted average number of ordinary shares outstanding - basic	35,390,055	35,390,055	35,378,124	15,882,661
Earnings/(loss) per share - basic | (per share)	$ (1.55)	¥ (10.11)	¥ 3.60	¥ 10.93
Class B ordinary shares
Numerator:
Net income/(loss) attributable to ordinary shareholders	$ (54,356)	¥ (354,675)	¥ 126,253	¥ 383,234
Allocation of net income attributable to preferred shareholders	0	0	0	0
Numerator for computing basic earnings per share	$ (54,356)	¥ (354,675)	¥ 126,253	¥ 383,234
Denominator:
Weighted average number of ordinary shares outstanding - basic	35,071,400	35,071,400	35,071,400	35,071,400
Earnings/(loss) per share - basic | (per share)	$ (1.55)	¥ (10.11)	¥ 3.60	¥ 10.93